Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity Treasury Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.60%
Fidelity Treasury Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Treasury Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Treasury Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Treasury Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Treasury Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Treasury Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Treasury Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.60%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Treasury Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Treasury Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.60%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Treasury Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Treasury Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	65.60%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Treasury Money Market Fund - Advisor Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Treasury Money Market Fund - Advisor Class C | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Tax-Exempt Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.80%
Fidelity Tax-Exempt Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Tax-Exempt Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Exempt Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Tax-Exempt Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Tax-Exempt Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Tax-Exempt Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Tax-Exempt Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Tax-Exempt Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.80%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.80%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	73.80%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%